Class K [Member] Expense Example - Class K - BlackRock International Select Equity Fund - Class K Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	$ 1,440